CLOUGH CHINA FUND	FINANCIAL INVESTORS TRUST Class A: CHNAX | Class C: CHNCX | Class I: CHNIX

Summary Prospectus February 28, 2016

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.cloughchinafund.com/regulatory-reports.php. You can also get this information at no cost by calling 866.759.5679, by sending an e-mail request to info@alpsfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated February 28, 2016, along with the Fund’s most recent annual report dated October 31, 2015, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 120 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None
Redemption Fee (as a percentage of exchange price or amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees	0.25%	0.75%	0.00%
Other Expenses	0.38%	0.68%	0.42%
Shareholder Services Fees	0.00%	0.25%	0.00%
Other Fund Expenses	0.38%	0.43%	0.42%
Total Annual Fund Operating Expenses	1.98%	2.78%	1.77%
Fee Waiver and Expense Reimbursement(1)	-0.03%	-0.08%	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.95%	2.70%	1.70%

(1)
ALPS Advisors, Inc. (the “Adviser”) has agreed contractually to limit the operating expenses of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.70% for Class I shares, 1.95% for Class A shares, and 2.70% for Class C shares through February 28, 2017, the Adviser will reduce the fee payable with respect to the Fund to the extent of such excess and/or shall reimburse the Fund (or class as applicable) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of the Fund in the same manner as the underlying expenses or fees were allocated. Effective February 28, 2017, the Adviser agrees to limit the Total Annual Fund Operating Expenses (as defined in Item 8 to Form N-1A) of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 2.75% for Class I shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2018. Without this agreement (the “Expense Agreement”), expenses would be higher. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than twelve-months after the end of the fiscal year in which the fee or expense was deferred. The Adviser may not discontinue the arrangements described above prior to the dates described above without the approval of the Fund’s Board of Trustees.

Example
This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$738	$1,137	$1,560	$2,734
Class C Shares	$374	$857	$1,466	$3,108
Class I Shares	$174	$553	$957	$2,086
You would pay the following expenses if you did not redeem your shares:
Class A Shares	$738	$1,137	$1,560	$2,734
Class C Shares	$274	$857	$1,466	$3,108
Class I Shares	$174	$553	$957	$2,086

CLOUGH CHINA FUND

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

To pursue its objective, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that:

•	are organized under the laws of China, Hong Kong or Taiwan;
•	are primarily traded on the China, Hong Kong or Taiwan exchanges; or
•	derive at least 50% of their revenues from business activities in China, Hong Kong or Taiwan, but which are listed and traded elsewhere.

Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, exchange traded funds (“ETFs”), rights and warrants. The Fund may invest in securities of all market capitalizations, including companies in emerging markets.

In addition, in order to gain exposure to certain issuers organized under the laws of China, Hong Kong or Taiwan, the Fund may invest in derivative instruments, which may include swaps, futures, options or participatory notes.

The Fund’s policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, as described herein may not be changed without a written notification to shareholders at least sixty (60) days prior to any change in such policy.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

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Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

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Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

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Geographic Risk. Investing in China, Hong Kong and Taiwan involves risk and considerations not present when investing in more established securities markets. The Fund may be more susceptible to the economic, market, political and local risks of these regions than a fund that is more geographically diversified.

In order to gain exposure to certain issuers, the Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers.

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Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

•	Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

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Non-Diversification Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund.

•
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Sub-Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.

•
Industry and Sector Risk. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business, or other developments that affect those industries or sectors. Although the Fund does not intend to invest in a particular industry or sector, the Fund may, from time to time, emphasize investments in one or more industries or sectors.

•
Small Company Risk. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

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Government Relationship Risk. While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an “Adverse Government”). If the Fund invests in companies that have or develop a material business relationship with an Adverse Government, then the Fund will be subject to the risk that these companies’ reputation and price in the market will be adversely affected.

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Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for Class A Shares, Class C Shares and Class I Shares for periods prior to January 15, 2010, reflects the performance of the Old Mutual Funds Trust I - Old Mutual China Fund’s Class A Shares, Class C Shares and Class I Shares (as result of a prior reorganization of Old Mutual China Fund’s Class A Shares, Class C Shares and Class I Shares into the Fund’s Class A Shares, Class C Shares and Class I Shares), without the effect of any fee and expense limitations or waivers. If Class A Shares, Class C Shares and Class I Shares of the Fund had been available during periods prior to January 15, 2010, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31)
Class A Shares

CLOUGH CHINA FUND

Best Quarter – June 30, 2009	26.82%
Worst Quarter – March 31, 2008	-21.03%

The Fund’s Class A Share year-to-date return as of December 31, 2015 was -9.70%.

After-tax returns are calculated using distributions for the Old Mutual China Fund – Class A Shares for periods prior to January 15, 2010. If Class A Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A Shares of the Fund. After-tax returns for Class C Shares and Class I Shares will vary from those shown for Class A Shares due to varying sales charges and expenses among the classes.

Average Annual Total Returns (for periods ended December 31, 2015)
	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-14.66%	0.44%	10.28%
Return After Taxes on Distributions	-14.99%	0.16%	9.28%
Return After Taxes on Distributions and Sale of Fund Shares	-8.07%	0.38%	8.24%
Class C Shares
Return Before Taxes	-11.31%	0.82%	10.08%
Class I Shares
Return Before Taxes	-9.23%	1.92%	11.38%
MSCI China (Morgan Stanley Capital International China) Index (reflects no deduction for fees, expenses or taxes)	-7.82%	0.65%	10.12%

INVESTMENT ADVISER AND SUB-ADVISER

ALPS Advisors, Inc. is the investment adviser to the Fund, and Clough Capital Partners LP is the investment sub-adviser to the Fund.

PORTFOLIO MANAGERS

Eric Brock, Partner and Research Director of Clough Capital LP, has been co-portfolio manager of the Fund (including the Fund’s predecessor) since July 2009. Francoise Vappereau, Portfolio Manager of Clough Capital LP, has been co-portfolio manager of the Fund (including the Fund’s predecessor) since inception in December 2005.

PURCHASE AND SALE OF FUND SHARES

The Fund offers investors three Classes of shares: Classes A, C and I. The minimum investment in Class A shares and Class C shares is $500 for tax-deferred accounts and $2,500 for other accounts. The minimum investment in Class I shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

Purchases, exchanges and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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